Subsequent to March 31, 2025,
the Registrant is implementing
enhancements to its internal
controls to remediate the material
weakness described above.
Specifically, the Adviser is
enhancing (i) its oversight of the
Registrants service providers with
respect to the timely and accurate
reporting of the Registrants gross
income, (ii) the structuring of the
Registrants investments, and (iii)
its controls over monitoring of
investments that potentially give
rise to non-qualifying income.